WARRANTS (Q2) (Details)	6 Months Ended
Jun. 30, 2021 $ / shares
Public Warrants [Member]
Warrant term	5 years
Warrants exercise price	$ 0.01
Sale price of the ordinary shares	18.00
Closing of business combination
Purchase price per unit	$ 9.20
Exercise price of the warrants will be adjusted of the higher of the market value (in percentage)	115.00%
Period In which private warrants will not be transferable	30 days
Maximum
Written notice of redemption to each Public Warrant holder	30 days
Minimum
Written notice of redemption to each Public Warrant holder	20 days